Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 6. Other Assets

Other assets as of June 30, 2023 and December 31, 2022 are summarized as follows:

	2023	2022
Intangibles, net	60,993	62,480
Deposits or advance payments on machinery, molds, components or technology (see Note 15)	517,377	336,466
Other	12,370	12,370
	$590,740	$411,316

Intangibles are related to the Asset Acquisition (see Note 5) and consist of an acquired workforce and permits. Amortization for the six months ended June 30, 2023 and 2022 was 7,928 and $1,487 respectively.

Note 6. Other Assets

Other assets as of December 31, 2022 and 2021 are summarized as follows:

	December 31,	December 31,
	2022	2021
Acquisition (see Note 5)	$-	$472,701
Intangibles, net	62,480	-
Deposits or advance payments on machinery, molds and components (see Note 15)	336,466	-
Other	12,370	57,162
	$411,316	$529,863

Intangibles are related to the Asset Acquisition (see Note 5) and consist of an acquired workforce and permits. Amortization for the year ended December 31, 2022 was $6,882.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021